Subsequent Events (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Events (Textual)
Repayments of bank loans		$ 6,252,747	$ 5,560,034
Repayments of notes payable		26,983,488	46,039,616
Proceeds from bank loans		6,150,573	5,318,470
Proceeds from notes payable		$ 30,660,941	$ 42,684,057
Subsequent Event [Member]
Subsequent Events (Textual)
Repayments of bank loans	$ 3,900,000
Repayments of notes payable	1,100,000
Proceeds from bank loans	5,400,000
Proceeds from notes payable	$ 1,300,000